INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	December 31,	December 31,
	2024	2025
Raw materials	$233,034	$273,048
Work-in-process	157,290	80,296
Finished goods	816,271	780,195
Total	$1,206,595	$1,133,539